Shareholders’ Equity (Details) - Schedule of Warrants Outstanding and Exercisable - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Warrants Outstanding and Exercisable [Abstract]
Warrants, Warrants outstanding, beginning	1,652,175
Weighted Average Exercise Price, Warrants outstanding, beginning	$ 8.3
Warrants, Issued		1,652,175
Weighted Average Exercise Price, Issued		$ 8.3
Warrants, Exercised
Weighted Average Exercise Price, Exercised
Warrants, Expired
Weighted Average Exercise Price, Expired
Warrants, Warrants outstanding, ending	1,652,175	1,652,175
Weighted Average Exercise Price, Warrants outstanding, ending	$ 8.3	$ 8.3
Warrants, Warrants exercisable	1,652,175
Weighted Average Exercise Price, Warrants exercisable	$ 8.3